Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Beginning Balance of DAC	$ 18,984	$ 19,774	$ 17,150
Capitalizations of DAC	3,837	4,183	4,786
Net investment gains (losses) of DAC and net derivative gains (losses) of DAC	11	(39)	192
Other expenses of DAC	(3,354)	(3,372)	(2,812)
Total amortization of DAC	(3,343)	(3,411)	(2,620)
Unrealized investment gains (losses) of DAC	539	(676)	924
Effect of foreign currency translation and other of DAC	(552)	(886)	(466)
Ending Balance of DAC	19,465	18,984	19,774
Beginning Balance of VOBA	5,458	6,932	7,611
Acquisitions of VOBA	0	0	947
Net investment gains (losses) of VOBA and net derivative gains (losses) of VOBA	(20)	(1)	3
Other expenses of VOBA	(573)	(720)	(933)
Total amortization of VOBA	(593)	(721)	(930)
Unrealized investment gains (losses) of VOBA	99	(26)	358
Effect of foreign currency translation and other of VOBA	(299)	(727)	(1,054)
Ending Balance of VOBA	4,665	5,458	6,932
Balance at December 31,	$ 24,130	$ 24,442	$ 26,706